Accounts receivable (Tables)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Receivables [Abstract]
Schedule of accounts receivable [Table Text Block]
	May 31, 2022	February 28, 2022

Trade accounts receivable	$7,250,256	$6,416,055
Allowance for doubtful accounts	(72,003)	(54,150)
Other receivables	49,015	233,763
Total accounts receivable	$7,227,268	$6,595,668

	February 28, 2022	February 28, 2021

Trade accounts receivable	$6,416,055	$-
Allowance for doubtful accounts	(54,150)	-
Other receivables	233,763	-
Total accounts receivable	$6,595,668	$-